Segment Information (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Information
Segment results are presented below (in millions):

	Three months ended March 31,
	Deepwater	Jack-ups	ARO	Unallocated and other	Reportable segments total	Eliminations and adjustments	Consolidated
2019
Revenue	$33.6	$138.0	$136.0	$4.9	$312.5	$(136.0)	$176.5
Operating expenses:
Direct operating costs (excluding items below)	52.1	109.7	85.1	—	246.9	(85.1)	161.8
Depreciation and amortization	27.0	65.1	13.4	0.6	106.1	(13.4)	92.7
Selling, general and administrative	—	—	5.2	21.1	26.3	(5.2)	21.1
Other operating items - expense	—	0.3	0.6	—	0.9	(0.6)	0.3
Merger and related costs	—	—	—	3.5	3.5	—	3.5
Equity in earnings of unconsolidated subsidiary	—	—	—	—	—	7.1	7.1
Income (loss) from operations	$(45.5)	$(37.1)	$31.7	$(20.3)	$(71.2)	$(24.6)	$(95.8)

2018
Revenue	$52.1	$150.1	$58.3	$9.0	$269.5	$(58.3)	$211.2
Operating expenses:
Direct operating costs (excluding items below)	29.0	128.4	33.4	—	190.8	(33.4)	157.4
Depreciation and amortization	26.9	70.3	16.6	0.7	114.5	(16.6)	97.9
Selling, general and administrative	—	—	6.4	25.6	32.0	(6.4)	25.6
Other operating items - expense	—	1.3	0.1	—	1.4	(0.1)	1.3
Equity in losses of unconsolidated subsidiary	—	—	—	—	—	(1.3)	(1.3)
Income (loss) from operations	$(3.8)	$(49.9)	$1.8	$(17.3)	$(69.2)	$(3.1)	$(72.3)

Revenue from External Customers by Products and Services [Table Text Block]
The classifications of revenue among geographic areas in the tables which follow (in millions) were determined based on segment and physical location of assets. Because the Company evaluates performance primarily based on income from operations and the Company’s offshore drilling rigs are mobile, classifications by area are dependent on the rigs’ location at the time revenue is earned and may vary from one period to the next.

	Three months ended March 31,
	2019	2018
Deepwater Revenue:
United States	$24.1	$52.1
Mexico	9.5	—
Total	$33.6	$52.1

	Three months ended March 31,
	2019	2018
Jack-ups Revenue:
Saudi Arabia	$42.3	$87.9
Trinidad	33.0	11.6
United Kingdom	18.0	10.4
Norway	17.4	38.8
United States	14.0	1.4
Turkey	13.3	—
Total	$138.0	$150.1

	Three months ended March 31,
	2019	2018
Unallocated and Other Revenue:
Saudi Arabia	$4.9	$9.0
Total	$4.9	$9.0